Principal accounting policies - Additional Information (Details) - USD ($)		6 Months Ended
	Jan. 01, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Impairment of goodwill		$ 0	$ 0
Allowance for doubtful accounts		$ 7,147,000	$ 0	$ 7,440,000
ASU No. 2016-13
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Cumulative effect of adoption of new accounting standard	$ 3,971,000